Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income I Portfolio

September 30, 2020

VIPFLI-I-QTLY-1120
1.822343.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	3,366	$149,345
VIP Equity-Income Portfolio Investor Class (a)	7,549	157,025
VIP Growth & Income Portfolio Investor Class (a)	9,303	179,265
VIP Growth Portfolio Investor Class (a)	1,663	152,821
VIP Mid Cap Portfolio Investor Class (a)	1,373	43,577
VIP Value Portfolio Investor Class (a)	8,961	115,239
VIP Value Strategies Portfolio Investor Class (a)	5,341	56,401
TOTAL DOMESTIC EQUITY FUNDS
(Cost $665,666)		853,673

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Investor Class (a)	80,792	969,499
VIP Overseas Portfolio Investor Class (a)	27,709	656,434
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,339,189)		1,625,933

Bond Funds - 57.1%
Fidelity Inflation-Protected Bond Index Fund (a)	133,909	1,470,325
Fidelity Long-Term Treasury Bond Index Fund (a)	16,626	280,476
VIP High Income Portfolio Investor Class (a)	47,024	245,937
VIP Investment Grade Bond Portfolio Investor Class (a)	357,932	5,025,371
TOTAL BOND FUNDS
(Cost $6,251,117)		7,022,109

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $2,788,233)	2,788,233	2,788,233
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $11,044,205)		12,289,948
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$12,289,948

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,513,526	$97,408	$268,189	$3,259	$9,643	$117,937	$1,470,325
Fidelity Long-Term Treasury Bond Index Fund	318,148	53,374	149,503	4,604	23,042	35,415	280,476
VIP Contrafund Portfolio Investor Class	140,498	106,933	125,191	855	15,114	11,991	149,345
VIP Emerging Markets Portfolio Investor Class	766,689	454,467	249,961	68,578	2,646	(4,342)	969,499
VIP Equity-Income Portfolio Investor Class	148,489	131,723	109,251	7,008	(6,127)	(7,809)	157,025
VIP Government Money Market Portfolio Investor Class 0.01%	2,969,565	647,171	828,503	9,236	--	--	2,788,233
VIP Growth & Income Portfolio Investor Class	169,215	151,138	122,946	8,955	16,184	(34,326)	179,265
VIP Growth Portfolio Investor Class	143,615	115,789	129,991	12,988	38,163	(14,755)	152,821
VIP High Income Portfolio Investor Class	252,418	52,485	52,514	1,919	(3,670)	(2,782)	245,937
VIP Investment Grade Bond Portfolio Investor Class	5,160,468	368,153	844,903	23,148	2,797	338,856	5,025,371
VIP Mid Cap Portfolio Investor Class	41,221	28,794	28,044	65	(715)	2,321	43,577
VIP Overseas Portfolio Investor Class	820,171	228,942	399,690	3,624	1,876	5,135	656,434
VIP Value Portfolio Investor Class	109,045	93,454	73,422	4,468	(2,261)	(11,577)	115,239
VIP Value Strategies Portfolio Investor Class	53,397	43,686	33,287	2,885	(2,919)	(4,476)	56,401
Total	$12,606,465	$2,573,517	$3,415,395	$151,592	$93,773	$431,588	$12,289,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.